Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Preferred Stock and Stockholders' Deficit
Summary of fair value assumptions

Multiple scenarios expected term (in years)	2.80
Probability of initial public offering	40%
Probability of stay private	60%
Equity volatility	59%
Risk-free rate	3.5%

The fair value of the SAFEs was estimated using a PWERM using the following inputs at December 31, 2024:

Discount rate	14.1%
Multiple scenarios expected term (in years)	1.00
Probability of equity financing	65%
Probability of liquidity event	30%
Probability of event of default	50%

Stock price per share	$1.68
Term (years)	1.50
Volatility	59.0%
Dividend yield	0.0%
Risk-free interest rate	3.5%

Schedule of convertible preferred stock consisted

The convertible preferred stock consisted of the following at December 31, 2025:

		Issued and
	Authorized	Outstanding	Liquidation	Carrying
	Shares	Shares	Value	Value
Series A-1	2,631,119	1,933,605	$12,125,830	$11,525,242
Series A-2	223,336	223,336	125,000	844,210
Series A-3	223,246	223,246	209,999	880,929
Series A-4	1,262,162	1,262,162	2,770,293	5,670,894
Series A-5	12,756	12,756	29,998	58,180
Series A-6	5,978	5,978	29,991	34,218
Total	4,358,597	3,661,083	$15,291,111	$19,013,673